Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross			$ 11	$ 6
Other comprehensive income, Net	[1]	$ (6)	(14)	3
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(9)	(17)	4
Other comprehensive income, Tax		3	3
Other comprehensive income, Net		(6)	(14)	4
Certificates of Deposit
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross				(1)
Other comprehensive income, Net				(1)
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		15	19	(4)
Other comprehensive income, Tax		(3)	(3)	(1)
Other comprehensive income, Net		$ 12	$ 16	$ (5)

[1]	net of taxes